Financial Instruments and Risk Management - Derivative and Hedging Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 576.1
Fair value gain/(loss)	10.3	$ (9.6)
Hedge ineffectiveness	0.0
Derivative assets	12.9	5.9
Derivative liabilities	2.6	$ 15.5
Canadian dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 204.8
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.80
Maximum period in months	12 months
Fair value gain/(loss)	$ 4.1
Thai baht
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 79.0
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.03
Maximum period in months	12 months
Fair value gain/(loss)	$ 2.2
Malaysian ringgit
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 48.4
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.23
Maximum period in months	12 months
Fair value gain/(loss)	$ 2.6
Mexican peso
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 29.3
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.05
Maximum period in months	12 months
Fair value gain/(loss)	$ (0.9)
British pound
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 56.4
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.34
Maximum period in months	3 months
Fair value gain/(loss)	$ (0.5)
Chinese renminbi
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 71.6
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.15
Maximum period in months	12 months
Fair value gain/(loss)	$ 1.5
Euro
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 28.7
Weighted average exchange rate in U.S. dollars (in dollars per share)	1.19
Maximum period in months	12 months
Fair value gain/(loss)	$ 0.1
Romanian leu
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 28.4
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.25
Maximum period in months	12 months
Fair value gain/(loss)	$ 0.6
Singapore dollar
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	$ 25.0
Weighted average exchange rate in U.S. dollars (in dollars per share)	0.73
Maximum period in months	12 months
Fair value gain/(loss)	$ 0.6
Other
Disclosure of detailed information about hedging instruments [line items]
Contract amount of U.S. dollars	4.5
Fair value gain/(loss)	$ 0.0